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CALIFORNIA

DELAWARE

ILLINOIS

NEW JERSEY

NEW YORK

PENNSYLVANIA

WASHINGTON D.C.

WISCONSIN

July 24, 2015 Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:  Sterling Capital Funds

Registration Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

On behalf of Sterling Capital Funds (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Trust’s Registration Statement on Form N-14 (with exhibits) (the “Registration Statement”).

This filing relates to the proposed reorganization of the Stratton Mid Cap Value Fund, Inc., the Stratton Real Estate Fund, Inc. and The Stratton Funds, Inc., on behalf of its series, the Stratton Small Cap Value Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”) into the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund and the Sterling Capital Stratton Small Cap Value Fund, respectively, each a corresponding newly-created series of the Trust (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Registration Statement contained in this filing will be used in the solicitation of proxies of the shareholders of each Acquired Fund to approve an Agreement and Plan of Reorganization pursuant to which all of the assets of each Acquired Fund will be transferred to, and all of the liabilities of each Acquired Fund assumed by, the corresponding Acquiring Fund of the Trust.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective automatically on August 23, 2015. Therefore, we would appreciate receiving any comments you may have as soon as possible so that the Trust may be in a position to mail the proxy statement/prospectus contained in the Registration Statement to shareholders of each Acquired Fund on or about August 24, 2015.

The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

Established 1849

Securities and Exchange Commission July 24, 2015 Page 2

Please call me with questions or comments concerning this filing at (312) 569-1107.

Sincerely,

/s/ David Williams
David Williams